Investments in Equity Accounted Investees - Summary of Financial Information of Other Associates, in Aggregate (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of associates [Line Items]
Investments in equity accounted investees	₩ 33,177	₩ 84,329	₩ 109,119
Profit (loss) for the year	(2,409,300)	(2,576,729)	(3,195,585)
Other comprehensive income (loss)	798,037	70,306	40,947
Total comprehensive loss for the year	(1,611,263)	(2,506,423)	(3,154,638)
Other associates [member]
Disclosure of associates [Line Items]
Investments in equity accounted investees	3,698	60,129	₩ 66,335
Profit (loss) for the year	1,455	(1,634)
Other comprehensive income (loss)	1,912	(722)
Total comprehensive loss for the year	₩ 3,367	₩ (2,356)